Inventories (Q3) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Sep. 30, 2019
Component of Inventory [Abstract]
Inventories	$ 171,300	$ 277,338
New Vessels [Member]
Component of Inventory [Abstract]
Inventories	135,229	234,312
Pre-owned Vessels [Member]
Component of Inventory [Abstract]
Inventories	26,956	33,729
Work in Process, Parts and Accessories [Member]
Component of Inventory [Abstract]
Inventories	$ 9,115	$ 9,297